RELATED PARTY TRANSACTIONS - Revenues (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Transactions with related parties
Total	Rp 10,335	Rp 8,969	Rp 8,980
% of total revenues	7.22%	6.57%	6.61%
Ministry of Finance
Transactions with related parties
Total	Rp 212	Rp 184	Rp 101
% of total revenues	0.15%	0.13%	0.07%
Entities under common control
Transactions with related parties
Total	Rp 10,074	Rp 8,578	Rp 8,757
% of total revenues	7.04%	6.29%	6.45%
Government agencies
Transactions with related parties
Total	Rp 5,882	Rp 3,894	Rp 3,894
% of total revenues	4.11%	2.85%	2.87%
Indosat
Transactions with related parties
Total	Rp 1,056	Rp 1,034	Rp 860
% of total revenues	0.74%	0.76%	0.63%
BRI
Transactions with related parties
Total	Rp 341	Rp 580	Rp 619
% of total revenues	0.24%	0.43%	0.46%
BNI
Transactions with related parties
Total	Rp 404	Rp 547	Rp 578
% of total revenues	0.28%	0.40%	0.43%
BTN
Transactions with related parties
Total	Rp 110	Rp 162	Rp 258
% of total revenues	0.08%	0.12%	0.19%
Pegadaian
Transactions with related parties
Total	Rp 148	Rp 178	Rp 229
% of total revenues	0.10%	0.13%	0.17%
Bank Mandiri
Transactions with related parties
Total	Rp 212	Rp 191	Rp 204
% of total revenues	0.15%	0.14%	0.15%
Pertamina
Transactions with related parties
Total	Rp 631	Rp 406	Rp 196
% of total revenues	0.44%	0.30%	0.14%
Peruri
Transactions with related parties
Total	Rp 136	Rp 41	Rp 164
% of total revenues	0.09%	0.03%	0.12%
Kimia Farma
Transactions with related parties
Total	Rp 120	Rp 122	Rp 161
% of total revenues	0.08%	0.09%	0.12%
PLN
Transactions with related parties
Total	Rp 153	Rp 107	Rp 41
% of total revenues	0.11%	0.08%	0.03%
PTPN III
Transactions with related parties
Total	Rp 99	Rp 73	Rp 73
% of total revenues	0.07%	0.05%	0.05%
KAI
Transactions with related parties
Total	Rp 84	Rp 92	Rp 144
% of total revenues	0.06%	0.07%	0.11%
Garuda Indonesia
Transactions with related parties
Total	Rp 79	Rp 115	Rp 112
% of total revenues	0.06%	0.08%	0.08%
Others, (each below Rp75 billion)
Transactions with related parties
Total	Rp 619	Rp 1,036	Rp 1,224
% of total revenues	0.43%	0.76%	0.90%
Associates
Transactions with related parties
Total	Rp 16	Rp 47	Rp 75
% of total revenues	0.01%	0.03%	0.06%
Others
Transactions with related parties
Total	Rp 33	Rp 160	Rp 47
% of total revenues	0.02%	0.12%	0.03%